UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04725
                                                    -----------

                         Phoenix Investment Series Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,               John H. Beers, Esq.
Counsel and Secretary for Registrant            Vice President and Counsel
   Phoenix Life Insurance Company             Phoenix Life Insurance Company
         One American Row                           One American Row
      Hartford, CT 06103-2899                    Hartford, CT 06103-2899
     -----------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 243-1574
                                                          ----------------

                        Date of fiscal year end: April 30
                                                ----------

                    Date of reporting period: April 30, 2006
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.
                                                                  APRIL 30, 2006
ANNUAL REPORT


- PHOENIX GLOBAL UTILITIES FUND

- PHOENIX INCOME & GROWTH FUND
     FORMERLY PHOENIX-OAKHURST INCOME & GROWTH FUND







TRUST NAME:
PHOENIX INVESTMENT SERIES FUND



[GRAPHIC OMITTED]
PHOENIXFUNDS(SM)

[GRAPHIC OMITTED]
WOULDN'T YOU RATHER
HAVE THIS DOCUMENT
EMAILED TO YOU?
Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

          --------------------------------------------------
          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
          --------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Investment Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

[GRAPHIC OMITTED]

DEAR PHOENIXFUNDS SHAREHOLDER:

      The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended April 30, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 17 different management teams -- seven Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/Daniel T. Geraci
Daniel T. Geraci
President, PhoenixFunds

MAY 2006

TABLE OF CONTENTS


Glossary..................................................................   3
Phoenix Global Utilities Fund.............................................   5
Phoenix Income & Growth Fund..............................................  14
Notes to Financial Statements.............................................  31
Report of Independent Registered Public Accounting Firm...................  36
Board of Trustees' Consideration of Investment Advisory and
   Subadvisory Agreements.................................................  37
Fund Management Tables....................................................  40




--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Advisers and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC
Financial Guaranty Insurance Company

FSA
Financial Security Assurance, Inc.

GLOBAL UTILITIES FUND COMPOSITE INDEX
A composite index consisting of 65% MSCI USA/Utilities Index, which tracks the performance of utility stocks from the United States; 20% MSCI World Telecom Services Index, which tracks the performance of telecom-related stocks from around the world; and 15% MSCI World ex USA/Utilities Index, which tracks the performance of utility stocks from around the world excluding the United States.

INCOME & GROWTH FUND COMPOSITE INDEX
A composite index consisting of 60% S&P 500 Index, which measures stock market total return performance, and 40% Lehman Brothers Aggregate Bond Index, which measures bond market total return performance.

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on all total return basis.

MBIA
Municipal Bond Insurance Association

REITs
Real estate investment trusts are typically publicly traded companies that own, develop, and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S.companies. The index is calculated on a total-return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.






INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX GLOBAL UTILITIES FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, NATHAN PARTAIN, CFA

Q: HOW DID THE PHOENIX GLOBAL UTILITIES FUND PERFORM FOR ITS FISCAL YEAR ENDED APRIL 30, 2006?

A: For the fiscal year ended April 30, 2006, the Fund's Class A shares returned 8.66%, and Class C shares returned 7.87%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.42%, and the Fund's style-specific benchmark Global Utilities Fund Composite Index (65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index) returned 10.74%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE UTILITY EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The Fund is invested in three global utility sectors -- electric, gas and telecommunications. During the Fund's fiscal year, the global utility equity market environment has been mostly favorable for all three sectors, with the foreign electrics outperforming their domestic counterparts and all the positive performance for global telecommunication companies coming in the fourth fiscal quarter.

During 2005, there were several key factors that affected the positive investment performance of companies in the electric utility industry, including:
1) the continuation of company managements' focus on the operation and growth of their core regulated businesses, 2) strong cash flow generation at many companies that recently completed financial strength improvements, and 3) an increase in merger and acquisition activity. However, the most important issue impacting companies in the industry in 2005, and the one that is most relevant for 2006, is the growing necessity to increase electricity rates.

The price of natural gas was high and volatile in 2005, mirroring rising oil prices as well as concerns that North American natural gas supplies might be insufficient to meet demand. Gas prices plummeted, however, after weather turned unseasonably warm in January 2006. Somewhat surprisingly, the winter ended with extremely high storage levels relative to 2004 and the last half-decade. For the near- to medium-term, we believe high and volatile natural gas prices are likely to persist, as production from existing wells wanes and additional supply is more difficult (and expensive) to bring on. The equity market environment for gas companies has remained positive.

For most of 2005, competitive concerns weighed on global telecommunications stocks. However, for the first four months of 2006, performance was positive as fundamentals stabilized in the sector and valuations appeared attractive. Although popular perception would indicate that the telecommunications companies are rapidly losing customers, the reality is that the loss is primarily in the consumer business and is being offset partly by growth in wireless and broadband services. Wireless service in the United States had a record year during 2005 in subscriber growth, accompanied by lower customer turnover and improved profitability. Telecommunications companies also continued to increase penetration of broadband services, which will be a key factor in their long-term prospects.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: There are two major reasons the Fund underperformed its benchmark during the fiscal year. First, one of the Fund's primary objectives is to provide a high level of tax-qualified dividend income. Therefore, income generation potential is a major part of the stock selection process. The electric stocks that have outperformed this year are generally low-yielding stocks that have been driven by the commodity price boom. We have seen a partial reversal of the commodity impact in the fourth fiscal quarter of the year. However, the volatility of these stocks will likely continue in the short term, which could have a significant impact on the relative performance of the Fund. We continue to believe that investing in utilities with attractive dividend yield profiles is the best strategy for achieving the Fund's objectives over the long-term.

Second, the Fund was overweight in foreign securities during the period, and foreign interest rate and currency movements negatively impacted performance for most of the fiscal year. During 2005, the strength of the U.S. dollar versus foreign currencies represented in the benchmark index led to lower relative U.S. dollar returns for the Fund. The U.S. dollar was particularly strong against the euro and pound sterling, the two currencies in which we have the majority of our foreign holdings. However, since the beginning of 2006, the dollar has weakened resulting in a positive impact in the fourth fiscal quarter to the performance from our foreign holdings.

                                                                        MAY 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Global Utilities Fund


TOTAL RETURNS(1)                                          PERIODS ENDING 4/30/06

                                                         INCEPTION    INCEPTION
                                               1 YEAR    TO 4/30/06     DATE
                                               ------    ----------  -----------
     Class A Shares at NAV(2)                   8.66%       8.14%     12/30/04
     Class A Shares at POP(3)                   2.41        3.41      12/30/04
     Class C Shares at NAV(2)                   7.87        7.38      12/30/04
     Class C Shares with CDSC(4)                7.87        7.38      12/30/04
     S&P 500(R) Index                          15.42        8.15      12/30/04
     Global Utilities Fund Composite Index     10.74       11.62      12/30/04

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


GROWTH OF $10,000                                            PERIODS ENDING 4/30

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/30/04 (inception of the Fund) in Class A and Class C shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return on Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.


                                [GRAPHIC OMITTED]
                EDGAR REPRESENTATION OF DATA USED IN CHART, BELOW

                                PHOENIX GLOBAL UTILITIES FUND
             Phoenix Global     Phoenix Global
             Utilities Fund     Utilities Fund                        Global Utilities Fund
                 Class A            Class C         S&P 500(R) Index     Composite Index
12/30/04        $ 9,425             $10,000             $10,000             $10,000
 4/29/05          9,622              10,188               9,613              10,444
 4/28/06         10,455              10,990              11,095              11,566

For information regarding the indexes, see the glossary on page 3.

Phoenix Global Utilities Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Global Utilities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.


                               Beginning           Ending         Expenses Paid
Global Utilities Fund        Account Value       Account Value       During
       Class A             October 31, 2005     April 30, 2006       Period*
---------------------      ----------------     --------------    --------------
Actual                        $1,000.00           $1,057.90           $5.87
Hypothetical (5% return
  before expenses)             1,000.00            1,019.02           $5.77

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 8.66%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,086.60.


                               Beginning           Ending         Expenses Paid
Global Utilities Fund        Account Value       Account Value       During
       Class B             October 31, 2005     April 30, 2006       Period*
---------------------      ----------------     --------------    --------------
Actual                        $1,000.00           $1,055.10           $9.68
Hypothetical (5% return
  before expenses)             1,000.00           $1,015.26           $9.54

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.90%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 7.87%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,078.70.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Global Utilities Fund


SECTOR WEIGHTINGS                                                        4/30/06

As a percentage of total investments


                                [GRAPHIC OMITTED]
         EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Electric Utilities                          39%
                 Multi Utilities & Unregulated Power         37
                 Integrated Telecommunication Services       21
                 Wireless Telecommunication Services          2
                 Gas Utilities                                1


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006

                                                    SHARES          VALUE
                                                   --------     -------------

DOMESTIC COMMON STOCKS--61.9%

ELECTRIC UTILITIES--24.8%
DPL, Inc..........................................  5,820       $   158,129
Entergy Corp......................................  8,660           605,680
Exelon Corp....................................... 13,040           704,160
FirstEnergy Corp.................................. 10,760           545,640
FPL Group, Inc....................................  9,840           389,664
Northeast Utilities...............................  6,730           135,610
PPL Corp.......................................... 11,220           325,829
Progress Energy, Inc..............................  8,700           372,360
Southern Co. (The)................................ 18,170           585,619
                                                                -----------
                                                                  3,822,691
                                                                -----------
GAS UTILITIES--0.9%
Atmos Energy Corp.................................  5,400           143,316

INTEGRATED TELECOMMUNICATION SERVICES--6.8%
Citizens Communications Co........................ 19,470           258,561
Consolidated Communications Holdings, Inc......... 23,530           357,656
Valor Communications Group, Inc................... 16,200           211,410
Verizon Communications, Inc.......................  6,790           224,274
                                                                -----------
                                                                  1,051,901
                                                                -----------
MULTI-UTILITIES--29.4%
Ameren Corp.......................................  9,210           463,908
Consolidated Edison, Inc..........................  7,120           307,014
Dominion Resources, Inc...........................  4,510           337,664
Duke Energy Corp.................................. 33,264           968,648
NiSource, Inc.....................................  7,280           153,681
NSTAR.............................................  7,780           215,117
PG&E Corp......................................... 14,280           568,915

MULTI-UTILITIES--CONTINUED
Public Service Enterprise Group, Inc.............. 10,010           627,629
SCANA Corp........................................  5,400           211,356
Sempra Energy.....................................  6,950           319,839
TECO Energy, Inc..................................  9,550           152,609
Xcel Energy, Inc.................................. 10,360           195,182
                                                                -----------
                                                                  4,521,562
                                                                -----------
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $9,435,753)                                      9,539,470
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--36.3%

ELECTRIC UTILITIES--13.0%
E.ON AG (Germany).................................  3,170           388,531
Endesa SA (Spain).................................  9,500           315,452
Enel S.p.A. (Italy)............................... 42,930           371,001
Fortum Oyj (Finland).............................. 12,000           303,089
Scottish and Southern Energy plc (United Kingdom)  19,620           402,504
Scottish Power plc (United Kingdom)............... 22,270           227,622
                                                                -----------
                                                                  2,008,199
                                                                -----------
INTEGRATED TELECOMMUNICATION SERVICES--14.0%
BCE, Inc. (Canada)................................ 12,210           301,831
BT Group plc Sponsored ADR (United Kingdom)         7,630           305,429

Chunghwa Telecom Co. Ltd. Sponsored ADR
(Taiwan) ......................................... 17,690           364,414

Koninklijke (Royal) KPN N.V. Sponsored ADR
(Netherlands) .................................... 25,250           296,940


                       See Notes to Financial Statements                       9

Phoenix Global Utilities Fund
                                                    SHARES          VALUE
                                                   --------     -------------
INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED



Telecom Corporation of New Zealand Ltd. Sponsored
ADR (New Zealand) ................................ 11,940       $   348,648

Telecom Italia S.p.A Sponsored ADR (Italy) .......  9,730           273,121
Telia Sonera AB (Sweden).......................... 41,500           257,715
                                                                -----------
                                                                  2,148,098
                                                                -----------
MULTI-UTILITIES--7.1%
National Grid plc (United Kingdom)................ 37,570           394,280
RWE AG (Germany)..................................  5,790           501,979
Suez SA (France)..................................  5,000           196,748
Suez SA Strip VVPR (France)(b)....................  1,480                19
                                                                -----------
                                                                  1,093,026
                                                                -----------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
Vodafone Group plc Sponsored ADR
(United Kingdom) ..............................   14,340           339,858
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,177,386)                                      5,589,181
---------------------------------------------------------------------------

DOMESTIC PREFERRED STOCKS--1.0%

ELECTRIC UTILITIES--1.0%
Southern California Edison Co.....................  1,520           153,947
---------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $152,912)                                          153,947
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $14,766,051)                                    15,282,598(a)

Other assets and liabilities, net--0.8%                             124,296
                                                                -----------
NET ASSETS--100.0%                                              $15,406,894
                                                                ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $826,072 and gross depreciation of $312,954 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $14,769,480.
(b)  Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


                       See Notes to Financial Statements

Phoenix Global Utilities Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

ASSETS
Investment securities at value (Identified cost $14,766,051)     $ 15,282,598
Cash                                                                   85,044
Receivables
   Investment securities sold                                         241,926
   Dividends                                                           56,708
   Fund shares sold                                                    24,916
   Tax reclaims                                                        10,601
Trustee retainer                                                        5,927
Prepaid expenses                                                        7,281
                                                                 ------------
     Total assets                                                  15,715,001
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                    216,268
   Fund shares repurchased                                             22,841
   Professional fee                                                    35,197
   Investment advisory fee                                              9,212
   Transfer agent fee                                                   5,721
   Financial agent fee                                                  4,109
   Distribution and service fees                                        3,749
   Other accrued expenses                                              11,010
                                                                 ------------
     Total liabilities                                                308,107
                                                                 ------------
NET ASSETS                                                       $ 15,406,894
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 15,014,186
Undistributed net investment income                                    68,177
Accumulated net realized loss                                        (192,956)
Net unrealized appreciation                                           517,487
                                                                 ------------
NET ASSETS                                                       $ 15,406,894
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,298,498)                 1,349,110
Net asset value per share                                              $10.60
Offering price per share $10.60/(1-5.75%)                              $11.25

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,108,396)                    104,866
Net asset value and offering price per share                           $10.57




                             STATEMENT OF OPERATIONS
                           YEAR ENDED APRIL 30, 2006

INVESTMENT INCOME
Dividends                                                           $ 691,634
Interest                                                               11,167
Foreign taxes withheld                                                (35,669)
                                                                 ------------
     Total investment income                                          667,132
                                                                 ------------
EXPENSES
Investment advisory fee                                                83,013
Service fees, Class A                                                  29,689
Distribution and service fees, Class C                                  8,957
Financial agent fee                                                    43,686
Transfer agent                                                         38,578
Registration                                                           37,908
Professional                                                           37,088
Trustees                                                               28,552
Printing                                                               14,620
Custodian                                                              13,575
Miscellaneous                                                          20,084
                                                                 ------------
     Total expenses                                                   355,750
Less expenses reimbursed by investment adviser                       (201,104)
Custodian fees paid indirectly                                           (491)
                                                                 ------------
     Net expenses                                                     154,155
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                          512,977
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              (178,181)
Net realized gain (loss) on foreign currency transactions                (753)
Net change in unrealized appreciation (depreciation) on
   investments                                                        470,775
Net change in unrealized appreciation (depreciation) on
   foreign currency transactions and translation                        1,007
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                        292,848
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $    805,825
                                                                 ============


                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  From Inception
                                                                                 Year Ended    December 30, 2004 to
                                                                               April 30, 2006     April 30, 2005
                                                                              ---------------- --------------------
FROM OPERATIONS
   Net investment income (loss)                                                 $    512,977        $    69,888
   Net realized gain (loss)                                                         (178,934)           (10,696)
   Net change in unrealized appreciation (depreciation)                              471,782             45,705
                                                                                ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       805,825            104,897
                                                                                ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                   (443,550)           (45,703)
   Net investment income, Class C                                                    (26,897)            (1,864)
                                                                                ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (470,447)           (47,567)
                                                                                ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (851,048 and 604,309 shares, respectively)        8,976,731          6,065,815
   Net asset value of shares issued from reinvestment of distributions
      (42,167 and 4,562 shares, respectively)                                        438,363             45,256
Cost of shares repurchased (152,471 and 505 shares, respectively)                 (1,574,762)            (5,118)
                                                                                ------------       ------------
Total                                                                              7,840,332          6,105,953
                                                                                ------------       ------------
CLASS C
   Proceeds from sales of shares (101,019 and 32,501 shares, respectively)         1,044,198            328,420
   Net asset value of shares issued from reinvestment of distributions
      (1,766 and 108 shares, respectively)                                            18,319              1,069
   Cost of shares repurchased (30,528 and 0 shares, respectively)                   (324,105)                --
                                                                                ------------       ------------
Total                                                                                738,412            329,489
                                                                                ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       8,578,744          6,435,442
                                                                                ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           8,914,122          6,492,772

NET ASSETS
   Beginning of period                                                             6,492,772                 --
                                                                                ------------       ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $68,177 AND $26,400, RESPECTIVELY)                                     $ 15,406,894      $  6,492,772
                                                                                ============      ============


12                       See Notes to Financial Statements

Phoenix Global Utilities Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                          CLASS A
                                            ------------------------------------
                                               FOR THE         FROM INCEPTION
                                              YEAR ENDED    DECEMBER 30, 2004 TO
                                            APRIL 30, 2006     APRIL 30, 2005
                                           -------------------------------------
Net asset value, beginning of period              $10.13         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (2)                 0.42           0.13
   Net realized and unrealized gain (loss)          0.44           0.08
                                                  ------         ------
     TOTAL FROM INVESTMENT OPERATIONS               0.86          0.21
                                                  ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.39)         (0.08)
                                                  ------         ------
     TOTAL DISTRIBUTIONS                           (0.39)         (0.08)
                                                  ------         ------
Change in net asset value                           0.47           0.13
                                                  ------         ------
NET ASSET VALUE, END OF PERIOD                    $10.60         $10.13
                                                  ======         ======
Total return (1)                                    8.66%          2.09% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $14,298         $6,163
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                           1.15%          1.15% (3)
   Gross operating expenses                         2.72%          5.59% (3)
   Net investment income (loss)                     4.06%          3.81% (3)
Portfolio turnover                                    40%            17% (4)


                                                          CLASS C
                                            ------------------------------------
                                               FOR THE         FROM INCEPTION
                                              YEAR ENDED    DECEMBER 30, 2004 TO
                                            APRIL 30, 2006     APRIL 30, 2005
                                           -------------------------------------
Net asset value, beginning of period              $10.12         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.35           0.12
   Net realized and unrealized gain (loss)          0.43           0.07
                                                  ------         ------
     TOTAL FROM INVESTMENT OPERATIONS               0.78           0.19
                                                  ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.33)         (0.07)
                                                  ------         ------
     TOTAL DISTRIBUTIONS                           (0.33)         (0.07)
                                                  ------         ------
Change in net asset value                           0.45           0.12
                                                  ------         ------
NET ASSET VALUE, END OF PERIOD                    $10.57         $10.12
                                                  ======         ======
Total return (1)                                    7.87%          1.88% (4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $1,108           $330
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                           1.90%          1.90% (3)
   Gross operating expenses                         3.54%          8.16% (3)
   Net investment income (loss)                     3.38%          3.58% (3)
Portfolio turnover                                    40%            17% (4)


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.



                                                                              13
                       See Notes to Financial Statements

PHOENIX INCOME & GROWTH FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, STEVEN L. COLTON (EQUITIES) AND DAVID ALBRYCHT, CFA (FIXED INCOME)

Q: HOW DID THE PHOENIX INCOME & GROWTH FUND PERFORM DURING THE FISCAL YEAR ENDED APRIL 30, 2006?

A: For the fiscal year ended April 30, 2006, the Fund's Class A shares returned 7.33%, Class B shares returned 6.58%, and Class C shares returned 6.64%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.42%; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 0.71%; and the Fund's style-specific benchmark, the Income & Growth Fund Composite Index, returned 7.89%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.


EQUITY DISCUSSION

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Equity market performance was strong during the fiscal year due to steady corporate earnings growth, a solid jobs market and positive economic growth. The large cap benchmark, the S&P 500(R) Index, rose 15.42%. Value stocks performed better than their growth counterparts. The S&P 500/Citigroup Value Index returned 21.57% versus a 9.53% rise in the S&P 500/Citigroup Growth Index. Small cap stocks had stellar results. The Russell 2000 Index of small capitalization companies increased by 33.47%.

Even though U.S. equity markets had a very good year, the real action was in the overseas emerging markets sector. The MSCI Emerging Markets Index returned a whopping 62.89%. Investors need to exercise caution before investing in this risky part of the equity market and a repeat performance is unlikely. The equity allocation of the Income & Growth Fund is invested only in U.S. traded stocks.


FIXED INCOME DISCUSSION

Q: HOW DID THE FIXED INCOME MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. bond market, represented by the Lehman Aggregate Bond Index, returned 0.71% for the fiscal year ended April 30, 2006. Short-term interest rates rose significantly over the course of the year as the Federal Reserve continued its campaign to remove its accommodative policy at a measured pace. The federal funds rate increased from 3.00% as of April 30, 2005 to a rate of 4.75% at April 30, 2006. Longer-term rates, however, did not rise proportionally, amidst a backdrop of mixed economic indicators and the expectation that the increase in oil prices will slow the economy. As a result, the yield curve flattened substantially.

Fixed income returns across all investment grade bond sectors were modest in this environment. Emerging markets bonds generated the strongest returns, while U.S. Treasuries underperformed. U.S. high yield outperformed all investment grade sectors as we saw the continuation of strong credit fundamentals in the sector. In general, spread product outperformed over the fiscal year ending April 30, 2006.

EQUITY DISCUSSION

Q: WHAT FACTORS AFFECTED THE FUND'S EQUITY PERFORMANCE DURING ITS FISCAL YEAR?

A: As a whole, the stock portion of the portfolio beat the benchmark in the past fiscal year. The portfolio benefited from our underweighting of, and good stock selection in, the consumer staples sector. Another positive factor was our overweight position in the financial sector. Additionally, industrial stocks had a strong influence on the portfolio's performance over the fiscal year. Poor stock selection in the energy sector had an adverse impact on the portfolio's return versus the benchmark. Similarly, poor stock selection in the technology sector had a negative influence. Poor stock selection and an underweight position in the materials sector detracted from relative performance.

In terms of individual stocks, Occidental Petroleum, J.P. Morgan Chase, Exxon Mobil, Bank of America and American International Group were the top five contributors to total return. The bottom five contributors were Johnson & Johnson, Intel, Dell Computer, Bausch & Lomb and Tyco International.


FIXED INCOME DISCUSSION

Q: WHAT FACTORS AFFECTED THE FUND'S FIXED INCOME PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund's fixed income portion benefited from its investment in non-Treasury spread sectors such as emerging markets, Yankee high quality and corporate high yield. During the year these sectors continued to offer attractive yield and total return opportunities while adding diversification to the portfolio. Within emerging markets and Yankee high quality, improving country fundamentals and upgrades by the rating agencies were supportive of these sectors. Corporate high yield outperformed as we saw a continuation of strong fundamentals within the sector. The Fund was also helped by its underweighting in U.S. Treasuries.

The fixed income portion of the portfolio was hurt by its allocation to non-U.S. dollar bonds. The U.S. dollar unexpectedly strengthened during the year relative to many foreign currencies as the market ignored the potential negative dollar effect of the U.S. trade and budget deficits, focusing more on rising U.S. interest rates.

                                                                        MAY 2006



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Income & Growth Fund


TOTAL RETURNS(1)                                          PERIODS ENDING 4/30/06

                                                                              INCEPTION   INCEPTION
                                               1 YEAR    5 YEARS   10 YEARS   TO 4/30/06     DATE
                                               --------  --------  --------   ----------  ---------
        Class A Shares at NAV(2)                 7.33%     3.74%     6.16%          --          --
        Class A Shares at POP(3)                 1.16      2.52      5.53           --          --
        Class B Shares at NAV(2)                 6.58      2.96      5.36           --          --
        Class B Shares with CDSC(4)              2.58      2.96      5.36           --          --
        Class C Shares at NAV(2)                 6.64      2.96        --        2.77      8/26/99
        Class C Shares with CDSC(4)              6.64      2.96        --        2.77      8/26/99
        S&P 500(R) Index                        15.42      2.70      8.97        1.01(5)   8/26/99
        Lehman Brothers Aggregate Bond Index     0.71      5.16      6.33        5.96(5)   8/26/99
        Income & Growth Fund Composite Index     7.89      4.23      8.00        3.81(5)   8/26/99


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
5  THE INCEPTION TO 4/30/06 INDEX RETURNS APPLY TO CLASS C SHARES.


GROWTH OF $10,000                                            PERIODS ENDING 4/30

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/96 in Class A shares and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares includes applicable CDSC charges which decline from 5% to 0% over a five-year period. The performance of the other share class will be greater or less than that shown based on the difference in inception date, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

                                [GRAPHIC OMITTED]
                EDGAR REPRESENTATION OF DATA USED IN CHART, BELOW


              PHOENIX INCOME   PHOENIX INCOME                        LEHMAN BROTHERS
              & GROWTH FUND    & GROWTH FUND                             AGGREGATE          INCOME & GROWTH
                  CLASS A          CLASS B       S&P 500(R) INDEX       BOND INDEX          COMPOSITE INDEX
04/30/1996        $ 9,425          $10,000           $10,000              $10,000               $10,000
04/30/1997        $10,455          $11,005           $14,520              $10,708               $11,600
04/30/1998        $12,742          $13,320           $17,687              $11,876               $14,558
04/30/1999        $13,630          $14,143           $21,546              $12,622               $16,667
04/28/2000        $14,208          $14,624           $23,764              $12,780               $17,670
04/30/2001        $14,257          $14,570           $20,671              $14,363               $17,557
04/30/2002        $13,829          $14,020           $18,059              $15,489               $17,118
04/30/2003        $13,455          $13,541           $15,658              $17,111               $16,873
04/30/2004        $15,123          $15,113           $19,240              $17,422               $18,902
04/29/2005        $15,960          $15,822           $20,458              $18,338               $20,018
04/28/2006        $17,129          $16,862           $23,612              $18,468               $21,598

For information regarding the indexes, see the glossary on page 3.

Phoenix Income & Growth Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Income & Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                             Beginning             Ending        Expenses Paid
Income & Growth Fund        Account Value       Account Value        During
       Class A           October 31, 2005      April 30, 2006        Period*
--------------------     ----------------      --------------    --------------
Actual                       $1,000.00            $1,046.60          $6.50
Hypothetical (5% return
   before expenses)           1,000.00             1,018.37           6.43

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.28%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 7.33%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,073.30.


Income & Growth Fund         Beginning             Ending        Expenses Paid
       Class B           October 31, 2005      April 30, 2006        Period*
--------------------     ----------------      --------------    --------------
Actual                       $1,000.00            $1,042.30          $10.28
Hypothetical (5% return
   before expenses)           1,000.00             1,014.60           10.19

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.03%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 6.58%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,065.80.


                             Beginning             Ending        Expenses Paid
Income & Growth Fund       Account Value       Account Value       During
       Class C            October 31, 2005     April 30, 2006       Period*
--------------------      ----------------     --------------    --------------
Actual                       $1,000.00            $1,043.10          $10.28
Hypothetical (5% return
   before expenses)           1,000.00             1,014.60           10.19

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.03%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 6.64%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT APRIL 30, 2006 OF $1,066.40.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Income & Growth Fund


SECTOR WEIGHTINGS                                                        4/30/06

As a percentage of total investments


                                [GRAPHIC OMITTED]
         EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                Domestic Common Stocks                       48%
                Non-Agency Mortgage-Backed Securities        14
                Agency Mortgage-Backed Securities            11
                Domestic Corporate Bonds                     10
                Asset-Backed Securities                       4
                Municipal Bonds                               4
                Foreign Corporate Bonds                       4
                Other                                         5


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2006

                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
U.S. GOVERNMENT SECURITIES--2.0%

U.S. TREASURY BONDS--1.7%
U.S. Treasury Bond 5.375%, 2/15/31..............    $ 4,700         $  4,770,500
U.S. Treasury Bond 4.50%, 2/15/36...............        930              835,765
                                                                    ------------
                                                                       5,606,265
                                                                    ------------
U.S. TREASURY NOTES--0.3%
U.S. Treasury Note 4.75%, 3/31/11...............        850              843,292
U.S. Treasury Note 4.50%, 2/15/16...............        125              119,551
                                                                    ------------
                                                                         962,843
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $7,002,782)                                           6,569,108
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--10.4%
FNMA 5%, '18-'35................................     14,235           13,612,909
FNMA 4.50%, 6/1/19..............................      2,431            2,317,863
FNMA 4%, 7/1/19.................................        762              710,280
FNMA 6%, 11/1/31................................        423              421,957
FNMA 5.50%, 6/1/34..............................      6,086            5,919,984
FNMA 5.50%, 7/1/34..............................      4,383            4,263,300
FNMA 6%, 7/1/34.................................        768              765,088
FNMA 6%, 5/1/35.................................      3,023            3,010,131
FNMA 5.50%, 6/1/35..............................        785              762,306
FNMA 5.50%, 8/1/35..............................        395              383,390
FNMA TBA 5%, 5/25/36(f).........................        220              208,037
FNMA TBA 5.50%, 5/25/36(f)......................        215              208,752

                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
GNMA 6.50%, '23-'24.............................    $ 1,963         $  2,021,717
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $35,548,029)                                         34,605,714
--------------------------------------------------------------------------------

MUNICIPAL BONDS--4.0%

CALIFORNIA--2.3%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19 (MBIA Insured) .      4,000            4,201,720

Long Beach Pension Obligation Taxable 6.87%,
9/1/06 (FSA Insured) ...........................        675              678,476

San Bernardino County Pension Obligation
Taxable Series A 5.43%, 8/1/13 (FGIC Insured) ..      1,050            1,038,167

University of California Series F 4.375%,
5/15/30 (FSA Insured) ..........................      1,700            1,611,532
                                                                    ------------
                                                                       7,529,895
                                                                    ------------
PENNSYLVANIA--1.3%
Pittsburgh Pension Obligation Taxable Series C
6.50%, 3/1/17 (FGIC Insured) ...................      4,250            4,444,565

TEXAS--0.4%
Dallas-Fort Worth International Airport
Facilities Improvement Corp. Taxable 6.40%,
11/1/07 (MBIA Insured) .........................      1,200            1,219,416

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,457,336)                                         13,193,876
--------------------------------------------------------------------------------


                       See Notes to Financial Statements
18

Phoenix Income & Growth Fund
                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
ASSET-BACKED SECURITIES--4.2%

AmeriCredit Automobile Receivables Trust 03-BX,
A4A 2.72%, 1/6/10 ..............................     $  213          $   210,142

Associates Manufactured Housing Pass Through
Certificate 97-2, A6 7.075%, 3/15/28(c) ........        617              627,049

Bayview Financial Acquisition Trust 06-A,
1A2 5.483%, 2/28/41(c) .........................        488              482,016

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 ........................        643              573,698

Carmax Auto Owner Trust 05-2, A4 4.34%,
9/15/10 ........................................        300              292,567

GMAC Mortgage Corp. Loan Trust 05-HE2,
A3 4.622%, 11/25/35(c) .........................      1,100            1,083,156

Long Beach Auto Receivables Trust 04-A,
A2 2.841%, 7/15/10(c) ..........................      1,000              974,687

MASTR Asset Backed Securities Trust 06-AB1,
M8 6%, 2/25/36(c) ..............................        630              574,875

Merrill Lynch Mortgage Investors, Inc. 05-NCA
A 5.219%, 2/25/36(c) ...........................        807              807,314

Morgan Stanley Auto Loan Trust 04-HB1, A4 3.33%,
10/15/11 .......................................      2,000            1,944,532

Onyx Acceptance Grantor Trust 03-D, A4 3.20%,
3/15/10 ........................................        966              953,433

Renaissance Home Equity Loan Trust 06-1, AF2
5.533%, 5/25/36(c) .............................      1,200            1,189,920

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.888%, 3/25/35(c) ..................      1,277            1,253,645

Residential Funding Mortgage Securities II, Inc.
04-HI3, A4 4.63%, 1/25/20 ......................      1,425            1,403,896

Residential Funding Mortgage Securities II, Inc.
06-HSA1, A3 5.23%, 2/25/36(c) ..................        810              801,014

WFS Financial Owner Trust 03-1, A4 2.74%,
9/20/10 ........................................        683              673,045

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $14,098,811)                                         13,844,989
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--9.4%

ADVERTISING--0.1%
Lamar Media Corp. 6.625%, 8/15/15...............        250              244,375

                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07    $   500         $    513,527

AIRLINES--1.4%
American Airlines, Inc. 01-1 6.977%, 11/23/22 ..        845              811,539
Continental Airlines, Inc. 01-1 6.703%, 12/15/22      1,488            1,472,338
Continental Airlines, Inc. 98-1 A 6.648%,3/15/19        826              827,523
JetBlue Airways Corp. 04-1 9.16%, 3/15/08(c) ...        851              861,564
United Airlines, Inc. 01-1 6.071%, 3/1/13 ......        716              706,894
                                                                    ------------
                                                                       4,679,858
                                                                    ------------
AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13        165              167,601

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14....................        500              473,049
Echostar DBS Corp. 5.75%, 10/1/08...............        750              740,625
                                                                    ------------
                                                                       1,213,674
                                                                    ------------
BUILDING PRODUCTS--0.1%
Masco Corp. 4.80%, 6/15/15.....................         400              363,497

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 5.50%, 7/1/10 .....        750              741,178
Penn National Gaming, Inc. 6.875%, 12/1/11 .....        245              246,225
                                                                    ------------
                                                                         987,403
                                                                    ------------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15 .....        355              330,791

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16 .............        175              170,590

CONSUMER FINANCE--1.2%
Ford Motor Credit Co. 8.625%, 11/1/10...........        665              629,580
General Electric Capital Corp. 6%, 6/15/12 .....        800              818,067
General Motors Acceptance Corp. 6.875%, 9/15/11         325              304,793
General Motors Acceptance Corp. 6.75%, 12/1/14 .        120              109,543
SLM Corp. 4.88%, 2/1/10(c)......................      2,250            2,170,665
                                                                    ------------
                                                                       4,032,648
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09................        750              719,110

DIVERSIFIED BANKS--0.4%
National Capital Trust II 144A 5.486%, 12/29/49(b)(c) 1,000              952,546
Wachovia Corp. 4.875%, 2/15/14..................        435              408,221
                                                                    ------------
                                                                       1,360,767
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
International Lease Finance Corp. 4.75%, 1/13/12        625              593,939

ELECTRIC UTILITIES--0.7%
American Electric Power Co., Inc. 5.25%, 6/1/15         335              317,166
Entergy Gulf States, Inc. 3.60%, 6/1/08 ........        800              766,091



                                                                              19
                        See Notes to Financial Statements

Phoenix Income & Growth Fund
                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
ELECTRIC UTILITIES--CONTINUED
Entergy Gulf States, Inc. 5.70%, 6/1/15 ........    $ 1,000          $   944,248
Southern Power Co. Series D 4.875%, 7/15/15 ....        335              308,197
                                                                    ------------
                                                                       2,335,702
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%, 11/15/10    1,000              957,592

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. 6.125%, 2/15/14        500              480,000

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b)         100               97,667

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16 ........        350              343,827

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15..............        350              318,627

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Verizon Global Funding Corp. 4.90%, 9/15/15 ....        275              251,724

INVESTMENT BANKING & BROKERAGE--0.3%
Lehman Brothers Holdings, Inc. 6.25%, 5/15/06 ..        500              500,151
Morgan Stanley 5.375%, 10/15/15.................        560              535,330
                                                                     -----------
                                                                       1,035,481
                                                                     -----------
LIFE & HEALTH INSURANCE--0.3%
Protective Life Secured Trust 5.10%, 5/10/10(c)       1,000              962,640

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12................        245              255,547

MULTI-LINE INSURANCE--0.0%
Assurant, Inc. 5.625%, 2/15/14..................        170              165,033

MULTI-UTILITIES--0.4%
Dominion Resources, Inc. 5%, 3/15/13 ...........        185              174,114
NiSource Finance Corp. 5.45%, 9/15/20 ..........      1,110            1,008,954
                                                                     -----------
                                                                       1,183,068
                                                                     -----------
OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18...............        450              402,624

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15          475              442,477

OIL & GAS STORAGE & TRANSPORTATION--0.3%
AmeriGas Partners LP 7.25%, 5/20/15.............        500              500,000
Kinder Morgan Management LLC 5.70%, 1/5/16 .....        480              462,385
Teppco Partners LP 7.625%, 2/15/12..............        150              160,115
                                                                     -----------
                                                                       1,122,500
                                                                     -----------

                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Bosphorus Financial Services Ltd. 144A 6.549%,
2/15/12(b)(c)                                       $   250          $   251,852

JPMorgan Chase & Co. 5.125%, 9/15/14............        625              594,517

                                                                         846,369

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14.................        275              252,281

REGIONAL BANKS--0.2%
Rabobank Capital Funding II 144A 5.26%,
12/29/49(b)(c)                                          500              474,346
Zions Bancorp 5.65%, 5/15/14....................        250              244,134
                                                                     -----------
                                                                         718,480
                                                                     -----------
REITS--0.4%
Colonial Properties Trust 6.25%, 6/15/14(g)           1,000              997,831
HRPT Properties Trust 5.75%, 11/1/15............        325              312,460
                                                                     -----------
                                                                       1,310,291
                                                                     -----------
SPECIALIZED FINANCE--0.1%
CIT Group, Inc. 5.40%, 1/30/16..................        450              428,053

TOBACCO--0.2%
Reynolds (R.J.) Tobacco Holdings, Inc. 7.30%,
7/15/15 ........................................        550              561,000

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%, 2/15/12       500              492,500

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series E 6.875%,
10/31/13 .......................................        900              923,747

--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $32,154,337)                                         31,265,010
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--14.1%
Bear Stearns Adjustable Rate Mortgage Trust 05-12,
13A1 5.474%, 2/25/36(c) ........................        859              841,900

Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5%,
8/25/35 ........................................        800              784,555

Citigroup/Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.40%, 7/15/44(c) ...................        600              577,875

Citigroup/Deutsche Bank Commercial Mortgage Trust
06-CD2, A4 5.545%, 1/15/46(c) ..................      1,420            1,383,889

Countrywide Home Loan Mortgage Pass-Through Trust
04-13, 1A1 5.50%, 8/25/34 ......................      1,116            1,105,150

Credit Suisse Mortgage Capital Certificates 06-C1,
A4 5.609%, 2/15/39(c) ..........................      2,050            2,023,674



20
                       See Notes to Financial Statements

Phoenix Income & Growth Fund
                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
6/15/35(b) .....................................     $  915          $   879,056

CS First Boston Mortgage Securities Corp. 98-C1
B 6.59%, 5/17/40 ...............................      3,000            3,073,248

DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
11/12/31 .......................................      1,385            1,410,356

First Horizon Asset Securities, Inc. 05-AR1,
2A1 5.025%, 4/25/35(c) .........................      1,168            1,145,818

Freddie Mac Reference REMIC 06-AK 5.75%, 12/15/18       335              333,791

GMAC Commercial Mortgage Securities, Inc. 97-C2,
A3 6.566%, 4/15/29                                      874              886,068

Greenwich Capital Commercial Funding Corp. 04-GG1,
A7 5.317%, 6/10/36(c) ..........................      4,100            4,001,347

Greenwich Capital Commercial Funding Corp. 05-GG5,
AJ 5.479%, 4/10/37(c) ..........................      1,000              963,125

GS Mortgage Securities Corp. II 05-GG4, AJ 4.782%,
7/10/39 ........................................      1,950            1,811,682

GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
11/18/30(c) ....................................      1,963            1,987,627

JPMorgan Chase Commercial Mortgage Securities
Corp. 01-CIBC, A3 6.26%, 3/15/33 ...............      2,700            2,787,319

JPMorgan Mortgage Trust 05-S2, 2A15 6%, 9/25/35
                                                      2,193            2,162,200

JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
1/25/21 ........................................        810              796,971

Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(c) ..................      1,800            1,690,312

Lehman Brothers Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 10/15/32 .....................      2,000            2,102,359

Master Resecuritization Trust 05-1 144A 5%,
10/28/34(b) ....................................        669              629,887

MASTR Alternative Loans Trust 05-5, 4A1 5.50%,
7/25/20 ........................................      1,240            1,227,565

Residential Accredit Loans, Inc. 06-QA1, A21
6.009%, 1/25/36(c) .............................      1,732            1,738,634

Structured Asset Securities Corp. 03-32, 1A1
5.246%, 11/25/33(c) ............................        801              763,566

Structured Asset Securities Corp. 05-17, 1A6 5.50%,
10/25/35 .......................................        984              959,694

Structured Asset Securities Corp. 05-6, 4A1 5%,
5/25/35 ........................................      1,583            1,490,244

Wells Fargo Mortgage Backed Securities Trust 04-EE,
2A3 3.989%, 12/25/34(c) ........................      1,158            1,116,278

                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
Wells Fargo Mortgage Backed Securities Trust 05-14,
2A1 5.50%, 12/25/35 ............................     $1,740          $ 1,667,272

Wells Fargo Mortgage Backed Securities Trust 05-5,
1A1 5%, 5/25/20 ................................        932              900,993

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.109%, 6/25/35(c) ...............      1,000              965,938

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 4.999%, 10/25/35(c) ...............        802              789,366

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.53%, 4/25/35(c) ..................      1,685            1,639,263
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $47,911,502)                                         46,637,022
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--1.9%
AUSTRALIA--0.2%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 .......................................        915(h)           698,879

BRAZIL--0.6%
Federative Republic of Brazil 11%, 1/11/12 .....        250              307,000
Federative Republic of Brazil 7.875%, 3/7/15 ...      1,000            1,079,500
Federative Republic of Brazil 12.50%, 1/5/16 ...        900(j)           434,475
                                                                    ------------
                                                                       1,820,975
                                                                    ------------
MEXICO--0.2%
United Mexican States 5.875%, 1/15/14...........        550              543,950

NEW ZEALAND--0.1%
Commonwealth of New Zealand Series 1106 8%,
11/15/06 .......................................        630(i)           404,770

PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15...............        275              290,400
Republic of Panama 9.375%, 1/16/23..............        675              830,250
                                                                    ------------
                                                                       1,120,650
                                                                    ------------
PHILIPPINES--0.2%
Republic of Philippines 8.375%, 2/15/11 ........        445              483,937
Republic of Philippines 10.625%, 3/16/25 .......         75               97,313
                                                                    ------------
                                                                         581,250
                                                                    ------------
RUSSIA--0.2%
Russian Federation RegS 5%, 3/31/30(c)(e) .....         750              814,688

TURKEY--0.1%
Republic of Turkey 12.375%, 6/15/09.............        200              235,750
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $6,163,436)                                           6,220,912
--------------------------------------------------------------------------------



                                                                              21
                       See Notes to Financial Statements

Phoenix Income & Growth Fund
                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
FOREIGN CORPORATE BONDS(d)--3.9%

AUSTRALIA--0.2%
United Energy Distribution Holdings Property Ltd.
144A 5.45%, 4/15/16(b) .........................     $  500         $    481,085

Westfield Capital Corp. 144A 5.125%, 11/15/14(b)        200              188,198
                                                                    ------------
                                                                         669,283
                                                                    ------------
BRAZIL--0.1%
Petrobras International Finance Co. 9.125%, 7/2/13      350              406,875

CHILE--1.0%
Banco Santander Chile 144A 5.375%, 12/9/14(b) ..        325              308,995
Celulosa Arauco y Constitucion SA 5.625%, 4/20/15       435              410,307
Enersis SA 7.375%, 1/15/14 .....................      1,300            1,344,911
Petropower I Funding Trust 144A 7.36%, 2/15/14(b)     1,435            1,343,816
                                                                    ------------
                                                                       3,408,029
                                                                    ------------
FINLAND--0.1%
Stora Enso Oyj 144A 6.404%, 4/15/16(b)..........        335              332,196

GERMANY--0.3%
Deutsche Bank AG NY Series GS 3.413%, 3/22/12(c)      1,000              946,300

KAZAKHSTAN--0.8%
Kazkommerts International BV 144A 7%, 11/3/09(b)      1,500            1,515,000
Kazkommerts International BV RegS 10.125%, 5/8/07(e)  1,000            1,037,400
                                                                    ------------
                                                                       2,552,400
                                                                    ------------
MEXICO--0.1%
America Movil SA de CV 5.75%, 1/15/15...........        425              405,875

RUSSIA--0.2%
Gazprom RegS (Morgan Stanley AG) 9.625%, 3/1/13(e)      630              743,400

SINGAPORE--0.3%
Chartered Semiconductor Manufacturing Ltd. 5.75%,
8/3/10                                                  345              340,476
                                                                    ------------
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) ..........        700              651,153
                                                                    ------------
                                                                         991,629
SOUTH KOREA--0.1%
Korea Development Bank 3.875%, 3/2/09 ..........        350              335,522

UNITED KINGDOM--0.3%
HBOS plc 144A 5.375%, 11/29/49(b)(c) ...........        750              715,101
Vodafone Group plc 5%, 9/15/15 .................        175              161,534
                                                                    ------------
                                                                         876,635
                                                                    ------------
UNITED STATES--0.4%
Amvescap plc 5.375%, 12/15/14 ..................      1,000              945,385
XL Capital Europe plc 6.50%, 1/15/12 ...........        335              342,902
                                                                    ------------
                                                                       1,288,287
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $13,400,123)                                         12,956,431
--------------------------------------------------------------------------------

                                                     SHARES
                                                    --------
DOMESTIC COMMON STOCKS--48.0%

AEROSPACE & DEFENSE--1.9%
Boeing Co. (The)................................      9,100              759,395
Honeywell International, Inc....................     20,600              875,500
Lockheed Martin Corp............................     14,500            1,100,550
Northrop Grumman Corp...........................      9,800              655,620
Raytheon Co.....................................     11,000              486,970
United Technologies Corp........................     37,900            2,380,499
                                                                    ------------
                                                                       6,258,534
                                                                    ------------
AIR FREIGHT & LOGISTICS--0.1%
Pacer International, Inc........................      4,600              157,734
United Parcel Service, Inc. Class B.............      3,100              251,317
                                                                    ------------
                                                                         409,051
                                                                    ------------
APPAREL RETAIL--0.2%
Gap, Inc. (The).................................     33,900              613,251

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.........................................      6,400              391,616

APPLICATION SOFTWARE--0.2%
Autodesk, Inc.(k)...............................      4,200              176,568
Intuit, Inc.(k).................................      7,200              390,024
                                                                    ------------
                                                                         566,592
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Bank of New York Co., Inc. (The)................     19,600              688,940
Federated Investors, Inc. Class B...............     10,700              375,570
Franklin Resources, Inc.........................      6,400              595,968
Northern Trust Corp.............................     15,400              906,906
State Street Corp...............................     11,000              718,520
                                                                    ------------
                                                                       3,285,904
                                                                    ------------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co...................................     37,000              257,150

BIOTECHNOLOGY--0.1%
Applera Corp. - Applied Biosystems Group              9,600              276,864

BROADCASTING & CABLE TV--0.1%
CBS Corp. Class B...............................     15,300              389,691


                        See Notes to Financial Statements

Phoenix Income & Growth Fund
                                                     SHARES            VALUE
                                                    --------        ------------
BUILDING PRODUCTS--0.3%
Masco Corp......................................     19,500         $    622,050
USG Corp.(k)....................................      2,100              224,637
                                                                    ------------
                                                                         846,687
                                                                    ------------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co......................     15,500              522,195

COMMUNICATIONS EQUIPMENT--1.5%
Cisco Systems, Inc.(k)..........................    125,400            2,627,130
Harris Corp.....................................      6,500              302,705
Motorola, Inc...................................     82,200            1,754,970
Tellabs, Inc.(k)................................     16,200              256,770
                                                                    ------------
                                                                       4,941,575
                                                                    ------------
COMPUTER HARDWARE--1.9%
Dell, Inc.(k)...................................     45,600            1,194,720
Hewlett-Packard Co..............................     54,100            1,756,627
International Business Machines Corp............     36,900            3,038,346
NCR Corp.(k)....................................      4,800              189,120
                                                                    ------------
                                                                       6,178,813
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS--0.1%
Emulex Corp.(k).................................     19,300              350,295

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
PACCAR, Inc.....................................      6,000              431,580
Toro Co. (The)..................................      8,200              405,490
                                                                    ------------
                                                                         837,070
                                                                    ------------
CONSUMER FINANCE--0.6%
American Express Co.............................     23,800            1,280,678
Capital One Financial Corp......................      7,300              632,472
                                                                    ------------
                                                                       1,913,150
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
CheckFree Corp.(k)..............................      2,600              140,062
Computer Sciences Corp.(k)......................      2,800              163,940
Fiserv, Inc.(k).................................     16,300              734,804
                                                                    ------------
                                                                       1,038,806
                                                                    ------------
DEPARTMENT STORES--1.0%
Federated Department Stores, Inc................     16,200            1,261,170
Nordstrom, Inc..................................     26,200            1,004,246
Penney (J.C.) Co., Inc..........................     18,600            1,217,556
                                                                    ------------
                                                                       3,482,972
                                                                    ------------
DIVERSIFIED BANKS--1.6%
Comerica, Inc...................................      7,500              426,525
U.S. Bancorp....................................     17,000              534,480
Wachovia Corp...................................     55,500            3,321,675

                                                     SHARES            VALUE
                                                    --------        ------------
DIVERSIFIED BANKS--CONTINUED
Wells Fargo & Co................................     13,400         $    920,446
                                                                    ------------
                                                                       5,203,126
                                                                    ------------
DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The)..........................     15,700              637,577
PPG Industries, Inc.............................      2,200              147,664
                                                                    ------------
                                                                         785,241
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Dun & Bradstreet Corp.(k).......................      5,500              423,610

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B
(Indonesia)                                          11,700              755,586

ELECTRIC UTILITIES--0.1%
PPL Corp........................................     14,200              412,368

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Emerson Electric Co.............................     17,200            1,461,140

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(k)............................     51,700              268,323

FOOD RETAIL--0.1%
Kroger Co. (The)(k).............................     15,700              318,082

FOOTWEAR--0.2%
NIKE, Inc. Class B..............................      9,100              744,744

GENERAL MERCHANDISE STORES--0.1%
Dollar General Corp.............................      9,800              171,108

HEALTH CARE DISTRIBUTORS--0.4%
Cardinal Health, Inc............................     11,700              787,995
McKesson Corp...................................     13,800              670,542
                                                                    ------------
                                                                       1,458,537
                                                                    ------------
HEALTH CARE EQUIPMENT--1.0%
Baxter International, Inc.......................     18,900              712,530
Becton, Dickinson & Co..........................     19,200            1,210,368
Fisher Scientific International, Inc.(k)........      9,400              663,170
Kinetic Concepts, Inc.(k).......................      3,900              170,274
PerkinElmer, Inc................................     26,600              570,304
                                                                    ------------
                                                                       3,326,646
                                                                    ------------
HEALTH CARE SERVICES--0.1%
Caremark Rx, Inc.(k)............................      9,200              419,060

HEALTH CARE SUPPLIES--0.2%
Bausch & Lomb, Inc..............................     10,500              513,975



                                                                              23
                        See Notes to Financial Statements

Phoenix Income & Growth Fund
                                                      SHARES            VALUE
                                                    --------        ------------
HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The)..........................     36,500         $  1,457,445
Sherwin-Williams Co. (The)......................     20,800            1,059,552
                                                                    ------------
                                                                       2,516,997
                                                                    ------------
HOUSEHOLD APPLIANCES--0.4%
Black & Decker Corp. (The)......................     11,600            1,085,876
Whirlpool Corp..................................      2,700              242,325
                                                                    ------------
                                                                       1,328,201
                                                                    ------------
HOUSEHOLD PRODUCTS--0.7%
Colgate-Palmolive Co............................     19,100            1,129,192
Kimberly-Clark Corp.............................     22,700            1,328,631
                                                                    ------------
                                                                       2,457,823
                                                                    ------------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc..........................     28,000              767,760

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.0%
Labor Ready, Inc.(k)............................      4,800              126,864

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc. ...............     11,800              648,056

INDUSTRIAL CONGLOMERATES--1.1%
3M Co...........................................      3,400              290,462
General Electric Co.............................     80,100            2,770,659
Textron, Inc....................................      4,800              431,760
                                                                    ------------
                                                                       3,492,881
                                                                    ------------
INDUSTRIAL MACHINERY--1.0%
Danaher Corp....................................      3,800              243,618
Dover Corp......................................      4,500              223,875
Eaton Corp......................................     16,400            1,257,060
Illinois Tool Works, Inc........................     12,400            1,273,480
Parker-Hannifin Corp............................      4,700              380,935
                                                                    ------------
                                                                       3,378,968
                                                                    ------------
INSURANCE BROKERS--0.1%
AON Corp........................................      8,200              343,662

INTEGRATED OIL & GAS--4.4%
Chevron Corp....................................     39,500            2,410,290
ConocoPhillips..................................     22,799            1,525,253
Exxon Mobil Corp................................    113,400            7,153,272
Marathon Oil Corp...............................      3,500              277,760
Occidental Petroleum Corp.......................     30,400            3,123,296
                                                                    ------------
                                                                      14,489,871
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.......................................     87,400            2,290,754
BellSouth Corp..................................     35,600            1,202,568
Citizens Communications Co......................     57,000              756,960

                                                     SHARES            VALUE
                                                    --------        ------------
INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED
Qwest Communications International, Inc.(k).....     27,600         $    185,196
Verizon Communications, Inc.....................     63,400            2,094,102
                                                                    ------------
                                                                       6,529,580
                                                                    ------------
INTERNET RETAIL--0.1%
IAC/InterActiveCorp.(k).........................     12,000              346,440

INTERNET SOFTWARE & SERVICES--0.2%
VeriSign, Inc.(k)...............................     21,500              505,680

INVESTMENT BANKING & BROKERAGE--0.9%
Merrill Lynch & Co., Inc........................     28,700            2,188,662
Morgan Stanley..................................     11,500              739,450
                                                                    ------------
                                                                       2,928,112
                                                                    ------------
LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc......................................     14,700              698,838
Lincoln National Corp...........................     19,000            1,103,520
MetLife, Inc....................................     40,900            2,130,890
Principal Financial Group, Inc..................     15,100              774,781
Protective Life Corp............................      2,200              110,880
Prudential Financial, Inc.......................     12,500              976,625
StanCorp Financial Group, Inc...................      2,400              118,416
                                                                    ------------
                                                                       5,913,950
                                                                    ------------
MANAGED HEALTH CARE--1.0%
Aetna, Inc......................................     22,500              866,250
CIGNA Corp......................................      5,100              545,700
UnitedHealth Group, Inc.........................     17,700              880,398
WellPoint, Inc.(k)..............................     14,600            1,036,600
                                                                    ------------
                                                                       3,328,948
                                                                    ------------
METAL & GLASS CONTAINERS--0.1%
Crown Holdings, Inc.(k).........................     19,200              307,776
Silgan Holdings, Inc............................      3,700              143,671
                                                                    ------------
                                                                         451,447
                                                                    ------------
MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc............................      2,800              142,352

MOVIES & ENTERTAINMENT--1.2%
Time Warner, Inc................................    154,300            2,684,820
Viacom, Inc. Class B(k).........................     15,300              609,399
Walt Disney Co. (The)...........................     18,700              522,852
                                                                    ------------
                                                                       3,817,071
                                                                    ------------
MULTI-LINE INSURANCE--0.1%
Hartford Financial Services Group, Inc. (The)         2,000              183,860
Unitrin, Inc....................................      2,100              102,585
                                                                    ------------
                                                                         286,445
                                                                    ------------


24                     See Notes to Financial Statements

Phoenix Income & Growth Fund
                                                      SHARES            VALUE
                                                    ---------       ------------
OIL & GAS DRILLING--0.3%
Grey Wolf, Inc.(k)..............................     61,500         $    479,700
TODCO Class A(k)................................     10,000              458,700
                                                                    ------------
                                                                         938,400
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Devon Energy Corp...............................      8,300              498,913

OIL & GAS REFINING & MARKETING--0.1%
Sunoco, Inc.....................................      4,300              348,472

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Bank of America Corp............................    115,299            5,755,726
Citigroup, Inc..................................     51,400            2,567,430
JPMorgan Chase & Co.............................     81,600            3,703,008
                                                                    ------------
                                                                      12,026,164
                                                                    ------------
PACKAGED FOODS & MEATS--0.9%
Campbell Soup Co................................     12,600              404,964
General Mills, Inc..............................     14,900              735,166
Kellogg Co......................................     42,500            1,968,175
                                                                    ------------
                                                                       3,108,305
                                                                    ------------
PHARMACEUTICALS--3.6%
Abbott Laboratories.............................     29,700            1,269,378
Alpharma, Inc. Class A..........................      9,100              238,875
Barr Pharmaceuticals, Inc.(k)...................      6,700              405,685
Endo Pharmaceuticals Holdings, Inc.(k)..........     10,300              323,935
Johnson & Johnson...............................     65,800            3,856,538
Lilly (Eli) & Co................................      9,700              513,324
Medicis Pharmaceutical Corp. Class A............     10,500              345,240
Merck & Co., Inc................................     22,600              777,892
Pfizer, Inc.....................................    142,400            3,606,992
Watson Pharmaceuticals, Inc.(k).................      4,400              125,136
Wyeth...........................................     11,900              579,173
                                                                    ------------
                                                                      12,042,168
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--1.3%
Allstate Corp. (The)............................     39,100            2,208,759
Cincinnati Financial Corp.......................      2,800              119,392
Philadelphia Consolidated Holding Co.(k)........      3,000               99,390
Progressive Corp. (The).........................      4,700              510,091
St. Paul Travelers Cos., Inc. (The).............     34,000            1,497,020
                                                                    ------------
                                                                       4,434,652
                                                                    ------------
RAILROADS--0.2%
Burlington Northern Santa Fe Corp...............      4,000              318,120
Norfolk Southern Corp...........................      8,500              459,000
                                                                    ------------
                                                                         777,120
                                                                    ------------

                                                     SHARES            VALUE
                                                    --------        ------------
REGIONAL BANKS--0.5%
Bank of Hawaii Corp.............................      6,600         $    358,446
KeyCorp.........................................     15,100              577,122
National City Corp..............................      4,300              158,670
SunTrust Banks, Inc.............................      2,700              208,791
Synovus Financial Corp..........................      7,500              210,000
                                                                    ------------
                                                                       1,513,029
                                                                    ------------
REITS--0.4%
American Home Mortgage Investment Corp.               7,200              249,984
Boston Properties, Inc..........................      4,300              379,561
Highwoods Properties, Inc.......................     15,400              485,716
New Plan Excel Realty Trust.....................      8,300              204,595
                                                                    ------------
                                                                       1,319,856
                                                                    ------------
RESTAURANTS--0.7%
McDonald's Corp.................................     44,400            1,534,908
Yum! Brands, Inc................................     14,200              733,856
                                                                    ------------
                                                                       2,268,764
                                                                    ------------
SEMICONDUCTOR EQUIPMENT--0.1%
Lam Research Corp.(k)...........................      5,500              268,840

SEMICONDUCTORS--1.6%
Advanced Micro Devices, Inc.(k).................     13,900              449,665
Freescale Semiconductor, Inc. Class B(k)........     16,200              513,054
Intel Corp......................................    100,100            1,999,998
LSI Logic Corp.(k)..............................     31,100              331,215
National Semiconductor Corp.....................      3,500              104,930
NVIDIA Corp.(k).................................      9,800              286,356
OmniVision Technologies, Inc.(k)................      6,900              200,652
ON Semiconductor Corp.(k).......................     34,700              248,799
Texas Instruments, Inc..........................     36,400            1,263,444
                                                                    ------------
                                                                       5,398,113
                                                                    ------------
SOFT DRINKS--0.6%
Coca-Cola Co. (The).............................     18,600              780,456
Pepsi Bottling Group, Inc. (The)................     33,700            1,081,770
PepsiAmericas, Inc..............................      5,300              125,186
                                                                    ------------
                                                                       1,987,412
                                                                    ------------
SPECIALTY CHEMICALS--0.1%
Fuller (H.B.) Co................................      2,300              120,290
Rohm and Haas Co................................      5,000              253,000
                                                                    ------------
                                                                         373,290
                                                                    ------------

SPECIALTY STORES--0.1%
Barnes & Noble, Inc.............................      3,000              135,240
Staples, Inc....................................      4,700              124,127
                                                                    ------------
                                                                         259,367
                                                                    ------------



                       See Notes to Financial Statements                      25

Phoenix Income & Growth Fund
                                                      SHARES         VALUE
                                                    --------     ------------
SYSTEMS SOFTWARE--1.4%
BMC Software, Inc.(k)...........................     10,700      $    230,478
Microsoft Corp..................................    127,000         3,067,050
Oracle Corp.(k).................................     87,600         1,278,084
Symantec Corp.(k)...............................      7,200           117,936
                                                                 ------------
                                                                    4,693,548
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(k)......................      8,200           296,840

TOBACCO--0.8%
Loews Corp. - Carolina Group....................     17,700           906,948
Reynolds American, Inc..........................     15,000         1,644,750
                                                                 ------------
                                                                    2,551,698
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp..............................     50,200         1,244,960
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $123,720,699)                                    158,972,781
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.8%

INDUSTRIAL CONGLOMERATES--0.1%
Tyco International Ltd. (United States).........     19,700           519,095

INDUSTRIAL MACHINERY--0.7%
Ingersoll-Rand Co. Ltd. Class A (United States)      50,300         2,200,625
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,474,346)                                        2,719,720
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $294,931,401)                                    326,985,563
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)             VALUE
                                                   ----------       ------------
SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(l)--0.7%
Clipper Receivables Co. 4.82%, 5/9/06...........    $ 2,340      $  2,337,494
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,337,494)                                        2,337,494
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $297,268,895)                                    329,323,057(a)
Other assets and liabilities, net--0.6%                             1,879,817
                                                                 ------------
NET ASSETS--100.0%                                               $331,202,874
                                                                 ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $36,579,071 and gross depreciation of $7,858,023 for federal income tax purposes. At April 30, 2006, the aggregate cost of securities for federal income tax purposes was $300,602,009.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $8,820,898 or 2.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in
     Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(f)  When-issued security.
(g)  All or a portion segregated as collateral for when-issued securities.
(h)  Par value represents Australian Dollar.
(i)  Par value represents New Zealand Dollar.
(j)  Par value represents Brazilian Real.
(k)  Non-income producing.
(l)  The rate shown is the discount rate.

26                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006


ASSETS
Investment securities at value
   (Identified cost $297,268,895)                         $329,323,057
Cash                                                             5,125
Receivables
   Investment securities sold                                4,185,716
   Dividends and interest                                    1,762,461
   Fund shares sold                                              3,937
Unrealized appreciation on forward currency contracts            8,931
Trustee retainer                                                 1,706
Prepaid expenses                                                19,820
                                                          ------------
     Total assets                                          335,310,753
                                                          ------------
LIABILITIES
Payables
   Investment securities purchased                           3,089,898
   Fund shares repurchased                                     557,197
   Investment advisory fee                                     191,306
   Transfer agent fee                                           96,535
   Distribution and service fees                                76,314
   Financial agent fee                                          18,691
   Other accrued expenses                                       77,938
                                                          ------------
     Total liabilities                                       4,107,879
                                                          ------------
NET ASSETS                                                $331,202,874
                                                          ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest          $298,730,293
Undistributed net investment income                            282,585
Accumulated net realized gain                                  126,179
Net unrealized appreciation                                 32,063,817
                                                          ------------
NET ASSETS                                                $331,202,874
                                                          ============

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $318,317,808)         34,689,976
Net asset value per share                                        $9.18
Offering price per share $9.18/(1-5.75%)                         $9.74

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $10,997,163)           1,191,262
Net asset value and offering price per share                     $9.23

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,887,903)              202,855
Net asset value and offering price per share                     $9.31



                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2006


INVESTMENT INCOME
Interest                                                  $  9,435,861
Dividends                                                    3,542,069
Foreign taxes withheld                                          (5,607)
                                                           -----------
     Total investment income                                12,972,323
                                                           -----------
EXPENSES
Investment advisory fee                                      2,484,046
Service fees, Class A                                          847,510
Distribution and service fees, Class B                         138,485
Distribution and service fees, Class C                          20,109
Financial agent fee                                            228,978
Transfer agent                                                 594,808
Printing                                                        85,869
Custodian                                                       77,030
Professional                                                    45,639
Registration                                                    42,194
Trustees                                                        32,774
Miscellaneous                                                   73,464
                                                           -----------
     Total expenses                                          4,670,906
Custodian fees paid indirectly                                  (8,063)
                                                           -----------
     Net expenses                                            4,662,843
                                                           -----------
NET INVESTMENT INCOME (LOSS)                                 8,309,480
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     12,739,394
Net realized gain (loss) on foreign currency transactions     (151,321)
Net change in unrealized appreciation (depreciation) on
  investments                                                4,493,589
Net change in unrealized appreciation (depreciation) on
  foreign currency transactions and translation                 18,191
                                                           -----------
NET GAIN (LOSS) ON INVESTMENTS                              17,099,853
                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $25,409,333
                                                           ===========



                        See Notes to Financial Statements                     27

Phoenix Income & Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Year Ended            Year Ended
                                                                                April 30, 2006        April 30, 2005
                                                                              -------------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                  $  8,309,480          $  9,473,572
   Net realized gain (loss)                                                        12,588,073            12,174,985
   Net change in unrealized appreciation (depreciation)                             4,511,780              (460,060)
                                                                                 ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     25,409,333            21,188,497
                                                                                 ------------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                  (8,703,902)           (9,783,602)
   Net investment income, Class B                                                    (245,040)             (368,894)
   Net investment income, Class C                                                     (35,505)              (38,759)
   Net realized long-term gains, Class A                                           (4,995,196)                   --
   Net realized long-term gains, Class B                                             (194,589)                   --
   Net realized long-term gains, Class C                                              (29,220)                   --
                                                                                 ------------          ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                      (14,203,452)          (10,191,255)
                                                                                 ------------          ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (757,270 and 1,094,733 shares, respectively)       6,918,893             9,714,620
   Net asset value of shares issued from reinvestment of distributions
     (1,244,391 and 867,044 shares, respectively)                                  11,317,539             7,684,700
   Cost of shares repurchased (6,698,356 and 6,607,522 shares, respectively)      (61,188,940)          (58,516,129)
                                                                                 -------------         -------------
Total                                                                             (42,952,508)           41,116,809)
                                                                                 ------------          ------------
CLASS B
   Proceeds from sales of shares (67,626 and 154,129 shares, respectively)            621,041             1,373,281
   Net asset value of shares issued from reinvestment of distributions
      (43,036 and 36,038 shares, respectively)                                        394,075               320,898
   Cost of shares repurchased (722,870 and 1,168,832 shares, respectively)         (6,643,917)          (10,412,073)
                                                                                 ------------          ------------
Total                                                                              (5,628,801)           (8,717,894)
                                                                                 ------------          ------------
CLASS C
   Proceeds from sales of shares (20,288 and 59,736 shares, respectively)             187,529               536,738
   Net asset value of shares issued from reinvestment of distributions
      (6,740 and 4,037 shares, respectively)                                           62,183                36,316
   Cost of shares repurchased (44,559 and 69,006 shares, respectively)               (413,758)             (624,908)
                                                                                 ------------          ------------
Total                                                                                (164,046)              (51,854)
                                                                                 ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (48,745,355)          (49,886,557)
                                                                                 ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (37,539,474)          (38,889,315)

NET ASSETS
   Beginning of period                                                            368,742,348           407,631,663
                                                                                 ------------          ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $282,585 AND $818,059, RESPECTIVELY)                                    $331,202,874          $368,742,348
                                                                                 ============          ============



28                        See Notes to Financial Statements

Phoenix Income & Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS A
                                              -------------------------------------------------------------------
                                                                    YEAR ENDED APRIL 30,
                                              -------------------------------------------------------------------
                                                   2006         2005        2004(3)       2003        2002(4)
Net asset value, beginning of period              $ 8.90       $ 8.66       $ 7.92       $ 8.41       $ 8.98
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.22         0.22         0.22         0.24         0.29
   Net realized and unrealized gain (loss)          0.44         0.26         0.76        (0.48)       (0.56)
                                                  ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS               0.66         0.48         0.98        (0.24)       (0.27)
                                                  ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.24)       (0.24)       (0.24)       (0.25)       (0.30)
   Distributions from net realized gains           (0.14)          --           --           --           --
                                                  ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                           (0.38)       (0.24)       (0.24)       (0.25)       (0.30)
                                                  ------       ------       ------       ------       ------
Change in net asset value                           0.28         0.24         0.74        (0.49)       (0.57)
                                                  ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $ 9.18       $ 8.90       $ 8.66       $ 7.92       $ 8.41
                                                  ======       ======       ======       ======       ======
Total return(1)                                     7.33 %       5.53%       12.40%       (2.70)%      (3.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $318,318     $350,609     $381,423     $380,101     $432,632

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.28%        1.28%        1.29%        1.28 %       1.26 %
   Net investment income                            2.38%        2.46%        2.54%        3.10 %       3.29 %
Portfolio turnover                                    72%          59%          83%          93 %         64 %

                                                                           CLASS B
                                              -------------------------------------------------------------------
                                                                     YEAR ENDED APRIL 30,
                                              -------------------------------------------------------------------
                                                   2006         2005        2004(3)       2003        2002(4)
Net asset value, beginning of period              $ 8.95       $ 8.71       $ 7.96       $ 8.43       $ 9.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.15         0.15         0.16         0.18         0.22
   Net realized and unrealized gain (loss)          0.44         0.26         0.76        (0.47)       (0.56)
                                                  ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS               0.59         0.41         0.92        (0.29)       (0.34)
                                                  ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.17)       (0.17)       (0.17)       (0.18)       (0.23)
   Distributions from net realized gains           (0.14)          --           --           --            --
                                                  ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                           (0.31)       (0.17)       (0.17)       (0.18)       (0.23)
                                                  ------       ------       ------       ------       ------
Change in net asset value                           0.28         0.24         0.75        (0.47)       (0.57)
                                                  ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $ 9.23        $8.95       $ 8.71       $ 7.96       $ 8.43
                                                  ======       ======       ======       ======       ======
Total return(1)                                     6.58%        4.69%       11.61%       (3.42)%      (3.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $10,997      $16,145      $24,228      $34,234      $70,096

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.03%        2.03%        2.04%        2.03 %       2.01 %
   Net investment income                            1.62%        1.71%        1.82%        2.37 %       2.55 %
Portfolio turnover                                    72%          59%          83%          93 %         64 %


(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.00 and $0.00 and the net investment income ratio for the period ending April 30, 2004 by 0.04% and 0.03% for Class A and Class B, respectively. Prior to May 1, 2003, the Fund did not hold any debt index securities.
(4) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 3.26% to 3.29% and from 2.53% to 2.55% for Class A and Class B respectively. There was no effect to net investment (loss) per share and net realized and unrealized gain (loss) per share.



                        See Notes to Financial Statements                     29

Phoenix Income & Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                              -------------------------------------------------------------------
                                                                     YEAR ENDED APRIL 30,
                                              -------------------------------------------------------------------
                                                   2006         2005        2004(3)       2003        2002(4)
Net asset value, beginning of period              $ 9.02       $ 8.78       $ 8.02       $ 8.49       $ 9.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  0.15         0.15         0.15         0.19         0.22
   Net realized and unrealized gain (loss)          0.45         0.26         0.78        (0.48)       (0.57)
                                                  ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS               0.60         0.41         0.93        (0.29)       (0.35)
                                                  ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.17)       (0.17)       (0.17)       (0.18)       (0.23)
   Distributions from net realized gains           (0.14)          --           --           --           --
                                                  ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                           (0.31)       (0.17)       (0.17)       (0.18)       (0.23)
                                                  ------       ------       ------       ------       ------
Change in net asset value                           0.29         0.24         0.76        (0.47)       (0.58)
                                                  ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $ 9.31       $ 9.02       $ 8.78       $ 8.02       $ 8.49
                                                  ======       ======       ======       ======       ======
Total return(1)                                     6.64%        4.65%       11.64%       (3.39)%      (3.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $1,888       $1,988       $1,980       $1,374       $1,223

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.03%        2.03%        2.04%        2.04 %       2.02 %
   Net investment income                            1.63%        1.71%        1.77%        2.35 %       2.50 %
Portfolio turnover                                    72%          59%          83%          93 %         64 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.01 and the net investment income ratio for the period ending April 30, 2004 by 0.04% for Class C. Prior to May 1, 2003, the Fund did not hold any debt index securities.
(4) As required, effective May 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 2.47% to 2.50% for Class C. There was no effect to net investment income (loss) per share and net realized and unrealized gain
    (loss) per share.


30                       See Notes to Financial Statements

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006

1. ORGANIZATION
   Phoenix Investment Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently two funds are offered for sale (each a "Fund"). The Phoenix Global Utilities Fund ("Global Utilities Fund") is diversified and has an investment objective to seek both capital appreciation and current income. The Phoenix Income & Growth Fund ("Income & Growth Fund") is diversified and has a primary investment objective of investing in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund has a secondary investment objective to achieve capital appreciation when it is consistent with the Fund's primary objective. The secondary objective is a non-fundamental policy that may be changed without shareholder vote.
   The Funds offer the following classes of shares for sale:

                                  Class A    Class B    Class C
                                  -------    -------    -------
Global Utilities Fund.............      X         --          X
Income & Growth Fund..............      X          X          X

Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of all classes of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its sharehol ders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At April 30, 2006, the Income & Growth Fund had entered into forward currency contracts as follows:

                                                                    Net
                                                                 Unrealized
  Contract to      In Exchange     Settlement                   Appreciation
    Receive           For             Date          Value      (Depreciation)
 ----------------------------------------------------------------------------
JPY 49,245,600     USD 425,000      5/15/06       $433,931         $8,931

JPY Japanese Yen   USD United States Dollar

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Advisers (the "Advisers"), Phoenix Investment Counsel, Inc. ("PIC") for the Income & Growth Fund and Duff & Phelps Investment Management Co. ("Duff & Phelps") for the Global Utilities Fund, each indirect wholly-owned subsidiaries of The Phoenix Companies, Inc. ("PNX"), are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (CONTINUED)

                                             1st          $1-2          $2+
                                           Billion       Billion      Billion
                                           -------       -------      -------
Global Utilities Fund ...................   0.65%         0.60%        0.55%
Income & Growth Fund ....................   0.70%         0.65%        0.60%

   Duff & Phelps has contractually agreed to limit the Global Utilities Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses), through August 31, 2006, to the extent that such expenses exceed the following percentages of the average daily net assets of the Fund:

                           Class A         Class C
                           -------         -------
                             1.15%          1.90%

   The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.
   Engemann Asset Management ("EAM") is the subadviser to the Income & Growth Fund. EAM is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX. For its services to the fund EAM is paid by the Adviser a fee equal to 50% of gross management fee multiplied by the percentage of equity assets held in the fund.
   As a distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended April 30, 2006, as follows:

                                      Class A        Class B         Class C
                                    Net Selling     Deferred        Deferred
                                    Commissions   Sales Charges   Sales Charges
                                    -----------   -------------   -------------
Global Utilities Fund ..........     $   462               --        $1,125
Income & Growth Fund............      13,238          $13,766            74

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ending April 30, 2006, the Trust incurred financial agent fees totaling $272,664.

   PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2006, transfer agent fees were $633,386 as reported in the Statements of Operations, of which PEPCO retained the following:
                                                             Transfer Agent
                                                                Retained
                                                             ---------------
Income & Growth Fund .....................................      $225,788

   At April 30, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:
                                                                Aggregate
                                                                Net Asset
                                                  Shares          Value
                                               ------------   -------------
Global Utilities Fund
   Class A ................................      1,132,191     $12,001,225
   Class C ................................         10,387         109,791

Income & Growth Fund
   Class C ................................         12,894         120,043


4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts), during the period ended April 30, 2006, were as follows:

                                                 Purchases        Sales
                                               -------------  -------------
Global Utilities Fund .....................    $ 13,877,333   $  4,933,252
Income & Growth Fund ......................     168,975,083    236,388,488

   Purchases and sales of long-term U.S. Government and agency securities during the period ended ended April 30, 2006 were as follows:

                                                 Purchases        Sales
                                               -------------  -------------
Income & Growth Fund ......................     $81,822,871    $66,502,544

5. 10% SHAREHOLDERS
   As of April 30, 2006, the Global Utilities Fund had two shareholder accounts which individually amounted to 68.4% of the Fund's total shares outstanding. These accounts are affiliated with PNX.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (CONTINUED)

6. ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.

7. INDEMNIFICATIONS
   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office, reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION
   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                        Expiration Year
                                                   -------------------------
                                                      2014          Total
                                                   ---------     -----------
Global Utilities Fund .....................         $33,295        $33,295

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
   For the period ended April 30, 2006, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Income & Growth Fund ......................                     $3,274,858

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the April 30, 2006, the Funds deferred and recognized post-October losses as follows:
                                                Capital Loss    Capital Loss
                                                  Deferred       Recognized
                                                ------------   --------------
Global Utilities Fund .....................       $156,232         $14,129
Income & Growth Fund ......................             --              --

                                                Currency Loss   Currency Loss
                                                  Deferred       Recognized
                                                ------------   --------------
Global Utilities Fund .....................       $    219         $    --
Income & Growth Fund ......................        294,678          64,306

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:
                                                                Undistributed
                                              Undistributed       long-term
                                             Ordinary income    capital gains
                                             ----------------  ---------------
Global Utilities Fund .....................     $   68,396      $       --
Income & Growth Fund ......................      1,184,729       2,206,820

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (CONTINUED)

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended April 30, 2006, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                 Capital Paid
                                 in on Shares      Accumulated    Undistributed
                                of Beneficial     Net Realized   Net Investment
                                   Interest       Gain (Loss)     Income (Loss)
                                --------------    ------------   --------------
Global Utilities Fund........      $     --        $    753        $   (753)
Income & Growth Fund.........       357,588        (497,081)        139,493


--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)
   For the fiscal year ended April 30, 2006, for federal income tax purposes, 74.4% of the ordinary income dividends earned by the Global Utilities Fund and 36.4% of the ordinary income dividends earned by the Income & Growth Fund qualify for the dividends received deduction for corporate shareholders.
   For the fiscal year ended April 30, 2006, the Global Utilities Fund and Income & Growth Fund, respectively, hereby designate 100% and 36.7%, or the maximum amounts allowable, of their ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
   For the fiscal year ended April 30, 2006, the Income & Growth Fund designated $7,425,825 as long-term capital gain dividends.
--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[GRAPHIC OMITTED]
PricewaterhouseCoopers

To the Board of Trustees of
Phoenix Investment Series Fund and Shareholders of
Phoenix Global Utilities Fund and
Phoenix Income & Growth Fund


      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Phoenix Global Utilities Fund and Phoenix Income & Growth Fund (constituting Phoenix Investment Series Fund, hereafter referred to as the "Funds") at April 30, 2006, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
June 22, 2006

PHOENIX INVESTMENT SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX GLOBAL UTILITIES FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Duff & Phelps Investment Management Co. ("Duff") and the Fund. Pursuant to the Advisory Agreement, Duff provides advisory services to the Fund.
   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.
   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by Duff and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by Duff comparing the performance of the Fund with a peer group and benchmark, reports provided by Duff showing that the investment policies and restrictions for the Fund were followed and reports provided by Duff covering matters such as the compliance of investment personnel and other access persons with Duff's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that Duff is responsible for managing the Fund's investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of Duff having acted as an investment adviser to mutual funds for over 24 years and its current experience in acting as an investment adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of Duff, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.
   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the quarter ended September 30, 2005, the Fund having only commenced operations on December 30, 2004. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund has underperformed its benchmark for the quarter ended September 30, 2005 and that this may have been attributable to the Fund's emphasis on dividend paying stocks which had not performed as well as non-dividend paying stocks. The Board also noted that Morningstar had not yet ranked the Fund because it was less than one year old at the time of the Board's meeting. The Board concluded that the Fund's performance was reasonable.
   PROFITABILITY. The Board also considered the level of profits realized by Duff and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of Duff for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the contractual expense reimbursements obligations of Duff to the Fund. The Board concluded that the profitability to Duff from the Fund was reasonable.
   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were lower than all the comparable funds in its peer group due to expense caps, that the management fee was equal to the median for the peer group, and that nonmanagement expenses were above the median for the peer group. The Board noted that the expense cap to limit total expenses is contractually in place through August 31, 2006. The Board concluded that the Fund's management fee and total expenses were reasonable.
   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that Duff and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

PHOENIX INVESTMENT SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX INCOME & GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED)

   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Engemann Asset Management (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund, including providing day to day investment management for the Fund's investment portfolio. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Fund's equity investment portfolio.
   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS
   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook.
   The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to 14 fund companies totaling 48 mutual funds and as adviser to institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.
   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5, 10 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 3 and 5 year periods and that the Fund had underperformed its benchmark for the 1, 10 and year-to-date periods. The Board also noted that for the 3 year period the Fund was in the top third of its Lipper category. Management indicated that for the 1 year period the largest detractor from performance was due to an underweight in the energy sector costing the Fund 34 basis points for the quarter. The Board concluded that the Fund's performance was reasonable.
   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board concluded that the profitability to PIC from the Fund was reasonable.
   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper

PHOENIX INVESTMENT SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX INCOME & GROWTH FUND (THE "FUND")
APRIL 30, 2006 (UNAUDITED) (CONTINUED)

expense group under the Lipper report. The Board noted that total expenses of the Fund of 1.277% were higher than the Expense Group Average of 1.260%. The Board also noted that the contractual management fee for the Fund was 0.700% as compared to the median fee of the peer group which was 0.675%. In addition, the Board noted that nonmanagement expenses of the Fund were above the median of the peer group. The Board concluded that the Fund's management fee and total expenses were reasonable.

ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management and that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS
   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor has been an investment adviser since 1969 and acts as adviser and subadviser to fund companies and as investment adviser to institutions and individuals. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws, and assurances thereof. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.
   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5, 10 and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 3 and 5 year periods and that the Fund had underperformed its benchmark for the 1, 10 and year-to-date periods. The Board also noted that for the 3 year period the Fund was in the top third of its Lipper category. Management indicated that for the 1 year period the largest detractor from performance was due to an underweight in the energy sector costing the Fund 34 basis points for the quarter. The Board concluded that it was reasonable to approve the Subadvisory Agreement on the basis of Management's representation.
   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.
   SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.
   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of April 30, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. Thereis no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                             FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND          LENGTH OF     OVERSEEN BY                           DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since        53        Chairman, Rittenhouse Advisors, LLC (consulting
Rittenhouse Advisors, LLC   1983.                         firm)(2001-present); Trustee/Director, Phoenix Funds Complex
101 Park Avenue                                           (1983-present); Trustee/Director, Realty Foundation of New York
New York, NY 10178                                        (1972-present); Josiah Macy, Jr. Foundation (Honorary)
DOB: 8/2/29                                               (2004-present); Pace University (Director/Trustee Emeritus)
                                                          (2003-present), Greater New York Councils, Boy Scouts of America
                                                          (1985-present); The Academy of Political Science (Vice Chairman)
                                                          (1985-present), Urstadt Biddle Property Corp. (1989-present),
                                                          Colgate University (Trustee Emeritus) (2004-present),
                                                          Director/Trustee, The Harlem Youth Development Foundation,
                                                          (Chairman) (1998-2002); Metropolitan Transportation Authority
                                                          (Chairman) (1992-2001), Trism, Inc. (1994-2001); Consolidated
                                                          Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                          Insurance Company (1974-2002), Centennial Insurance Company
                                                          (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                          Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                          Accuhealth (1994-2002), Pace University (1978-2003), New York
                                                          Housing Partnership Development Corp. (Chairman) (1981-2003),
                                                          Josiah Macy, Jr. Foundation (1975-2004).
---------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since        53        Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      1983.
Elmore, GLOS, GL2 3NT
U.K.
DOB: 9/8/29
---------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since        54        Director, The Empire District Electric Company (1984-2004);
8477 Bay Colony Dr. #902    1995.                         Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
---------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since        51        Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.   1993.                         (2001-present); Director/Trustee, Evergreen Funds (six
736 Market Street,                                        portfolios). Trustee, Phoenix Funds Family (1980-present).
Ste. 1430                                                 Director, Diversapak (2002-present). Obaji Medical Products
Chattanooga, TN 37402                                     Company (2002-present). Director, Lincoln Educational Services
DOB: 2/14/39                                              (2002-2004); Chairman, Carson Products Company (cosmetics)
                                                          (1998-2000).
---------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND         LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since        53        Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of       2001.                         (1982-present). Trustee/Director, Phoenix Funds Complex
New York                                                  (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
---------------------------------------------------------------------------------------------------------------------------
Everett L. Morris (1)       Served since        53        Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road              1995.                         Director, W.H. Reaves Utility Income Fund (2004-present). Vice
Colts Neck, NJ 07722                                      President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                              (1993-2003).
---------------------------------------------------------------------------------------------------------------------------
James M. Oates (2)          Served since        51        Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
c/o Northeast Partners      1987.                         Markets, Inc.) (financial services) (1997-present);
150 Federal Street,                                       Trustee/Director, Phoenix Funds Family (1987-present); Managing
Suite 1000                                                Director, Wydown Group (consulting firm) (1994-present);
Boston, MA 02110                                          Director, Investors Financial Service Corporation (1995-
DOB: 5/31/46                                              present); Investors Bank & Trust Corporation (1995-present),
                                                          Stifel Financial (1996-present), Connecticut River Bancorp
                                                          (1998-present), Connecticut River Bank (1999-present), Trust
                                                          Company of New Hampshire (2002-present), Chairman, Emerson
                                                          Investment Management, Inc. (2000- present); Independent
                                                          Chairman, John Hancock Trust (since 2005); Trustee, John Hancock
                                                          Funds II and John Hancock Funds III (since 2005); Trustee, John
                                                          Hancock Trust (2004-2005); Director/Trustee, AIB Govett Funds
                                                          (six portfolios) (1991-2000); Command Systems, Inc.
                                                          (1998-2000);Phoenix Investment Partners, Ltd. (1995-2001); 1Mind,
                                                          Inc. (formerly 1Mind.com) (2000-2002); Plymouth Rubber Co.
                                                          (1995-2003), Director and Treasurer, Endowment for Health, Inc.
                                                          (2000-2004).
---------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since        51        Managing Director, Northway Management Company (1998-present).
Northway Management         1983.                         Trustee/Director, Phoenix Funds Family (1983-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
---------------------------------------------------------------------------------------------------------------------------

(1) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its
    May 2006 meeting.

(2) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX
    Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.


                                                      INTERESTED TRUSTEES

    Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the
Investment Company Act of 1940, as amended, and the rules and regulations thereunder.
---------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                            FUND COMPLEX                 PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS             LENGTH OF      OVERSEEN BY                  DURING PAST 5 YEARS AND
 AND DATE OF BIRTH          TIME SERVED       TRUSTEE              OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche (3)     Served since        51        Limited Managing Director, Lazard Freres & Co. LLC
Lazard Freres & Co. LLC     2002.                         (1997-present). Trustee/Director, Phoenix Funds Family
30 Rockefeller Plaza,                                     (2002-present). Director, The Phoenix Companies, Inc. (2001-2005)
59th Floor                                                and Phoenix Life Insurance Company (1989-2005).
New York, NY 10020
DOB: 5/11/34
---------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin (4)    Served since        79        Director, PXRE Corporation (Reinsurance) (1985-present); World
200 Bridge Street           1993.                         Trust Fund (1991-present), Director/Trustee, Phoenix Funds
Chatham, MA 02633                                         Complex (1989-present); Management Consultant (2002-2004),
DOB: 10/23/46               Chairman                      Chairman (1997-2002), Chief Executive Officer (1995-2002) and
                                                          Director (1995-2002), Phoenix Investment Partners, Ltd.; Director
                                                          and Executive Vice President, The Phoenix Companies, Inc.
                                                          (2000-2002); Director (1994-2002) and Executive Vice President,
                                                          Investments (1987-2002), Phoenix Life Insurance Company; Director
                                                          (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel,
                                                          Inc.; Director (1982-2002), Chairman (2000-2002) and President
                                                          (1990-2000), Phoenix Equity Planning Corporation; Chairman and
                                                          President, Phoenix/Zweig Advisers LLC (2001-2002); Director
                                                          (2001-2002) and President (April 2002- September 2002), Phoenix
                                                          Investment Management Company; Director and Executive Vice
                                                          President, Phoenix Life and Annuity Company (1996-2002); Director
                                                          (1995-2000), Executive Vice President (1994-2002), and Chief
                                                          Investment Counsel (1994-2002), PHL Variable Insurance Company;
                                                          Director, Phoenix National Trust Holding Company (2001-2002);
                                                          Director (1985-2002), Vice President (1986-2002) and Executive
                                                          Vice President (April 2002-September 2002), PM Holdings, Inc.;
                                                          Director, WS Griffith Associates, Inc. (1995-2002); Director, WS
                                                          Griffith Securities, Inc. (1992-2002).
---------------------------------------------------------------------------------------------------------------------------

(3) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(4) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.



                                          OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
                            POSITION(S) HELD WITH
  NAME, ADDRESS AND           TRUST AND LENGTH OF                            PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                TIME SERVED                                   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci            President since 2004.       Executive Vice President, Asset Management, The Phoenix
DOB: 6/12/57                                            Companies, Inc. (2003-present); Director, Chairman, President and
                                                        Chief Executive Officer, Phoenix Investment Partners, Ltd.
                                                        (2003-present); President, Phoenix Equity Planning Corporation
                                                        (2005-present); President, DPCM Holding, Inc. (2005- present);
                                                        President, Capital West Asset Management, LLC (2005-present);
                                                        Director and President, Phoenix Investment Counsel, Inc.
                                                        (2003-present); Director, Pasadena Capital Corporation
                                                        (2003-present); President, Euclid Advisers, LLC (2003-present);
                                                        Director and Chairman, PXP Institutional Markets Group, Ltd.
                                                        (2003-present); Director and President, Rutherford Financial
                                                        Corporation (2003-present); Director, DPCM Holding, Inc. (2003-
                                                        present); President, Phoenix Zweig Advisers, LLC (2003-present);
                                                        Director and Chairman, Phoenix Equity Planning Corporation
                                                        (2003-present); Director and Chairman, Duff & Phelps Investment
                                                        Management Company (2003-present); Director, Capital West Asset
                                                        Management, LLC (2003-present); Chief Executive Officer and
                                                        President, The Zweig Fund, Inc. and The Zweig Total Return Fund,
                                                        Inc. (2004-present); President, the Phoenix Funds Family
                                                        (2004-present); Chief Sales and Marketing Officer, Phoenix Equity
                                                        Planning Corporation (2003-2005); President and Chief Executive
                                                        Officer of North American investment operations, Pioneer
                                                        Investment Management USA, Inc. (2001-2003); President of Private
                                                        Wealth Management Group & Fidelity Brokerage Company, Fidelity
                                                        Investments (1996-2001).
---------------------------------------------------------------------------------------------------------------------------
George R. Aylward           Executive Vice President    Senior Vice President and Chief Operating Officer, Asset
DOB: 8/17/64                since 2004.                 Management, The Phoenix Companies, Inc. (2004-present). Executive
                                                        Vice President and Chief Operating Officer, Phoenix Investment
                                                        Partners, Ltd. (2004-present). Vice President, Phoenix Life
                                                        Insurance Company (2002-2004). Vice President, The Phoenix
                                                        Companies, Inc. (2001-2004). Vice President, Finance, Phoenix
                                                        Investment Partners, Ltd. (2001-2002). Assistant Controller,
                                                        Phoenix Investment Partners, Ltd. (1996-2001). Executive Vice
                                                        President, certain funds within the Phoenix Funds Family
                                                        (2004-present).
---------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman          Senior Vice President       Senior Vice President, Asset Management Product Development, The
DOB: 7/27/62                since 2004.                 Phoenix Companies, Inc. (since 2006), Senior Vice President,
                                                        Asset Management Product Development, Phoenix Investment
                                                        Partners, Ltd. (2005-present), Senior Vice President and Chief
                                                        Administrative Officer, Phoenix Investment Partners,
                                                        Ltd., (2003-2004). Senior Vice President and Chief Administrative
                                                        Officer, Phoenix Equity Planning Corporation (1999-2003), Senior
                                                        Vice President, certain funds within the Phoenix Fund Family
                                                        (2004-present).
---------------------------------------------------------------------------------------------------------------------------



                                                                              43


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
  NAME, ADDRESS AND             TRUST AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                  TIME SERVED                                DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                Vice President and Chief      Chief Compliance Officer, Zweig-DiMenna Associates LLC
900 Third Avenue            Compliance Officer since      (1989-present); Vice President and Chief Compliance Officer,
New York, NY 10022          2004.                         certain Funds within the Phoenix Fund Complex (2004-present);
DOB: 9/23/45                                              Vice President, The Zweig Total Return Fund, Inc. (2004-present);
                                                          Vice President, The Zweig Fund, Inc. (2004-present); President and Director of Watermark Securities, Inc. (1991-present);
                                                          Assistant Secretary of Gotham Advisors Inc. (1990- present);
                                                          Secretary, Phoenix-Zweig Trust (1989-2003); Secretary,
                                                          Phoenix-Euclid Market Neutral Fund (1999-2002).
---------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss            Chief Financial Officer and   Assistant Treasurer (2001-present), Vice President, Fund
DOB: 11/24/52               Treasurer since 1996.         Accounting (1994- 2000), Treasurer (1996-2000), Phoenix Equity
                                                          Planning Corporation. Vice President (2003-present), Phoenix
                                                          Investment Partners, Ltd. Chief Financial Officer and Treasurer,
                                                          or Assistant Treasurer, certain funds within the Phoenix Fund
                                                          Complex (1994-present).
---------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr               Vice President, Chief Legal   Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row            Officer, Counsel and          2005- present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102          Secretary since 2005.         Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/30/54                                              2005-present). Compliance Officer of Investments and Counsel,
                                                          Travelers Life & Annuity Company (January 2005-May 2005).
                                                          Assistant General Counsel, The Hartford Financial Services Group
                                                          (1999-2005).
---------------------------------------------------------------------------------------------------------------------------


PHOENIX INVESTMENT SERIES FUND

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
Nancy G. Curtiss, Chief Financial Officer
   and Treasurer
 Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary



INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services           1-800-243-1574
Advisor Consulting Group       1-800-243-4361
Telephone Orders               1-800-367-5877
Text Telephone                 1-800-243-1926
Web site                     PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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                                               ------------------
                                                   PRESORTED
                                                   STANDARD
                                                 U.S. POSTAGE
                                                     PAID
                                                Louisville, KY
                                                Permit No. 1051
                                               ------------------

[GRAPHIC OMITTED]
PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


          For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP743                                                                    6-06
BPD26359





ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $56,700 for 2006 and $42,100 for 2005.

AUDIT-RELATED FEES

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,500 for 2006 and $5,500 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Investment Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                 (b) Not applicable for 2006; not applicable for 2005

                 (c) 100% for 2006; 100% for 2005

                 (d) Not applicable for 2006; not applicable for 2005

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $925,586 for 2006 and $1,958,487 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Series Fund
                           -----------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date       June 28, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date       June 28, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date       June 26, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.